Condensed Consolidated Statement of Cash Flows - USD ($)	1 Months Ended	3 Months Ended	10 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ (1,000)	$ 35,849,811	$ (39,269,179)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative warrant liabilities		(36,237,872)
Interest earned on marketable securities held in Trust Account		(60,633)	(219,337)
Change in fair value of derivative public warrant liabilities		(60,633)	25,725,000
Change in fair value of private placement warrant liability		(36,237,872)	12,584,590
Expenses allocated to operations from offering costs related to derivative warrant liability			551,352
Changes in operating assets and liabilities:
Prepaid expenses		(6,883)	(113,562)
Security deposit			(329)
Accounts payable and accrued expenses	1,000	95,747	239,532
Income taxes payable		2,233	11,509
Net cash used in operating activities		(357,597)	(490,424)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(350,000,000)
Net cash used in investing activities			(350,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid			343,900,000
Proceeds from sale of Private Placement Warrants			8,100,000
Proceeds from promissory note – related party			32,378
Repayment of promissory note – related party			(186,165)
Payment of offering costs			(405,252)
Net cash provided by financing activities			351,440,961
Net Change in Cash		(357,597)	950,537
Cash – Beginning of the period		950,537
Cash – End of the period		592,940	950,537
Non-Cash financing activities:
Initial classification of Class A common stock subject to possible redemption			304,405,300
Change in value of Class A common stock subject to possible redemption		35,849,810	(37,649,070)
Deferred underwriting fee payable			13,150,000
Deferred offering costs paid directly by Sponsor in consideration for the issuance of Class B common stock	25,000		25,000
Deferred offering costs paid through promissory note – related party	19,074		153,787
Deferred offering costs included in accrued offering costs	$ 30,000
Initial value of derivative warrant liabilities in connection with initial public offering and private placement			$ 28,883,589